Issuance of Trust Preferred Securities (Detail: Text Values)	Dec. 31, 2018 EUR (€)
Trust: Deutsche Bank Contigent Capital Trust V; LLC: Deutsche Bank Contingent Capital LLC V; Issuance Date: May 9, 2008; Earliest Redemption Date: June30, 2018 [Member]
Issuance of Trust Preferred Securities [Line Items]
Additional issuance	€ 120